DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Aggregate Annual Principal Payments Required
As of December 31, 2019, the aggregate annual principal payments required to be made under the Company's debt facilities are as follows (in thousands of U.S. dollars):

Principal repayments
2020	$207
2021	8,309
2022	22,984
2023	110,405
2024	—
Total	141,905